Related Party Disclosure (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of related party [text block] [Abstract]
Short-term compensations	S/ 23,692	S/ 24,129
Long-term compensations	S/ 6,523	S/ 9,495	S/ 11,401